Atlas A&D Opportunity Fund III LLC ABS-15G

Exhibit 99.5

Data Compare Summary
2025_ADMT-NQM2_FINAL
Run Date - 4/28/2025 9:30:00 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
AllBorrowerTotalIncome	38	918	4.14%	All Income was verified for each borrower
ApplicationDate	107	918	11.66%	All variances were verified by Mission using either the 1003 date or the credit report date
B1Citizen	2	918	0.22%	All variances were verified by Citizenship documents
B1FirstName	117	918	12.75%	All variances were spelling differences in the tape vs on the note.
B1LastName	30	918	3.27%	All variances were spelling differences in the tape vs on the note.
B2FirstName	14	160	8.75%	All variances were spelling differences in the tape vs on the note.
B2LastName	7	160	4.38%	All variances were spelling differences in the tape vs on the note.
ClosingSettlementDate	428	826	51.82%	In all cases Mission verified closing dates from the relevant closing documents.
DSCR	40	918	4.36%	In all cases Mission recalculated DSCR from relevant income and credit documents.
FirstPaymentDate	43	918	4.68%	In all cases Mission verified first payment date from the promissory note.
InitialMonthlyPIOrIOPayment	21	918	2.29%	In all cases Mission verified the monthly PI Payment from the promissory note.
InterestRate	1	918	0.11%	The interest rate was verified by Mission in the Promissory Note
LenderName	60	918	6.54%	In each case, Mission verified the Lender Name from the promissory note..
LoanAmount	0	918	0.00%
LoanID	0	608	0.00%
LoanProgram	10	918	1.09%	In each case, these appear to be changes in Loan program during underwriting. In all cases Mission verified programs from the Loan approval and final loan docs.
LoanPurpose	0	918	0.00%
MINNo	36	918	3.92%	In all cases Mission verified the MIN number present on the Deed of Trust.
MortgageOriginationChannel	19	918	2.07%	All variances were due to how Mission identifies correspondent channel identifiers.
NoteDate	7	893	0.78%	All variances were spelling differences in the tape vs on the note.
NumberofUnits	8	918	0.87%	In all cases Mission verified property units from the appraisal and other property related documents.
Occupancy	0	918	0.00%
PrimaryAppraisedPropertyValue	8	918	0.87%	In each case Mission verified the appraisal value from the appraisal documents.
PropertyAddress	0	915	0.00%
PropertyCity	3	915	0.33%	All variances were various slight spelling differences in the tape vs on the deed of trust.
PropertyCounty	18	915	1.97%	All variances were various slight spelling differences in the tape vs on the deed of trust.
PropertyState	0	915	0.00%
PropertyType	74	905	8.18%	All differences are enumerations are related to ASF enumerations. In each case mission verified the Property type from the appraisal.
PropertyZipCode	0	915	0.00%
QualifyingCLTV	28	918	3.05%	In all cases Mission verified CLTV amounts from the relevant closing documents.
RefinanceType	22	355	6.20%	All variances were enumerations differences in the tape vs ASF.
SalesPrice	0	624	0.00%
TotalDebtIncomeRatio	2	918	0.22%	In all cases Mission verified borrower income and all debts from the credit reports and recalculated DTI.
UnderwritingGuidelineLenderName	0	905	0.00%
UnderwritingGuidelineName	0	917	0.00%
UnderwritingGuidelineProductName	0	8	0.00%	Mission verified sales price from the contract value.
UnderwritingGuidelineVersionDate	0	905	0.00%	In all cases Mission verified income and all debts for debt to income ratios.
VerifiedDocType	181	889	20.36%	Lender has a broader defintion of full doc where Mission identified the specific doc types used for income verification and follows ASF requirements fo rincome doc types.